SCHEDULE OF CONDENSED BALANCE SHEET (Details) (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Jul. 16, 2021
Condensed Financial Statements, Captions [Line Items]
Preferred shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, authorized	50,000,000	50,000,000	50,000,000
Preferred shares, issued	0	0
Preferred shares, outstanding	0	0
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	450,000,000	450,000,000
Ordinary shares, issued	18,060,000	18,060,000
Ordinary shares, outstanding	18,060,000	18,060,000
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Preferred shares, par value	$ 0.0001	$ 0.0001
Preferred shares, authorized	50,000,000	50,000,000
Preferred shares, issued	0	0
Preferred shares, outstanding	0	0
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	450,000,000	450,000,000
Ordinary shares, issued	18,060,000	18,060,000
Ordinary shares, outstanding	18,060,000	18,060,000